ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 55,638,744	$ 49,536,253
Less: allowance for doubtful accounts	(1,874,330)	(1,336,177)
Accounts receivable, net	53,764,414	48,200,076
Accounts receivable as collateral for short-term bank loans	$ 2,440,612	$ 4,961,722